Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Combined Carrying Amounts of Goodwill Allocated to Cash Generating Units (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 782,783	R$ 751,434
Moove cash generating unit [member]
Disclosure of information for cash-generating units [line items]
Goodwill	782,740	751,391
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 43	R$ 43